UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: December 31, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Selected Funds
Selected American Shares
Selected International Fund
December 31, 2023
ANNUAL REPORT
Selecting Quality Companies for the Long Term

SELECTED FUNDS

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds (the “Funds”) prospectus, which contains more information about investment strategies, risks,  fees, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Directors has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Funds' portfolio securities in conformance with the Adviser's Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31stof each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Monthly Holdings
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov. Lists of the Funds’ month-end and quarter-end holdings are also available at www.selectedfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.

SELECTED FUNDS
Shareholder Letter
Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.
In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com, or by calling 1-800-243-1575.
Thank you for the trust you have placed in us.
Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager
February 2, 2024

SELECTED FUNDS
SELECTED AMERICAN SHARES
Management’s Discussion of Fund Performance
Performance Overview
Selected American Shares outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2023 (the “period”). The Fund’s Class S and D shares delivered total returns of 32.33% and 32.76%, respectively, versus a 26.29% return for the S&P 500®.
Index Overview
S&P 500®
•Strongest performing sectors1
-Information Technology (+58%), Communication Services (+56%), and Consumer Discretionary (+42%)
•Weakest performing sectors
-Utilities (-7%), Energy (-1%), and Consumer Staples (+1%)
Contributors2 to Performance
•Communication Services - significantly outperformed the Index sector (+121% vs +56%) and overweight (average weighting 14% vs 8%)
-Meta Platforms3 (+194%) - largest individual contributor
-Alphabet (+58%)
•Financials - outperformed the Index sector (+18% vs +12%)
-Capital One Financial (+44%), Wells Fargo (+23%), Berkshire Hathaway (+16%), and JPMorgan Chase(+31%)
•No exposure in Energy, Utilities, or Real Estate and underweight in Consumer Staples (average weighting 1% vs 7%) and Health Care (average weighting 8% vs 14%), the five weakest performing sectors of the Index
•Individual holdings
-Applied Materials (+68%), Amazon.com (+81%), Intel (+95%), and Owens Corning(+77%)
Detractors from Performance
•Significantly overweight in Financials sector - (average weighting 46% vs 13%)
-AIA Group (-20%) and Ping An Insurance (-28%)
•Information Technology - underperformed the Index sector (+51% vs +58%) and underweight (average weighting 15% vs 27%)
•Health Care - underperformed the Index sector (-4% vs +2%)
-Cigna Group (-8%) and Quest Diagnostics (-10%)
•Individual holdings
-JD.com (-48%) - largest individual detractor
-Darling Ingredients (-20%), Prosus (-5%), and Orascom Construction (-6%)

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, income is expected to be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2013
Average Annual Total Return for periods ended December 31, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (05/03/04)	Gross Expense Ratio	Net Expense Ratio
Class S	32.33%	12.69%	8.88%	N/A	0.99%	0.99%
Class D	32.76%	13.04%	9.23%	8.12%	0.67%	0.67%
S&P’s 500® Index	26.29%	15.68%	12.03%	9.81%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Management’s Discussion of Fund Performance
Performance Overview
Selected International Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended December 31, 2023 (the “period”). The Fund’s Class S and D shares delivered total returns of 3.74% and 4.00%, respectively, versus a 15.62% return for the MSCI.
Index Overview
MSCI
•Strongest performing sectors1
-Information Technology (+37%), Industrials (+24%), and Financials (+17%)
•Weakest performing sectors
-Consumer Staples (+5%), Real Estate (+6%), and Communication Services (+6%)
Detractors2 from Performance
•Consumer Discretionary - significantly underperformed the Index sector (-23% vs +13%) and overweight (average weighting 26% vs 12%)
-Meituan3 (-53%) and JD.com (-48%) - two largest individual detractors
-Delivery Hero (-42%), Alibaba (-11%), and Prosus (-5%)
•Financials - underperformed the Index sector (+4% vs +17%)
-Ping An Insurance (-28%), AIA Group (-20%), Metro Bank Holdings (-68%), Bank of N.T. Butterfield (-3%), and Noah Holdings (-9%)
-Bank of N.T. Butterfield - no longer a Fund holding
•Underweight in stronger performing Industrials sector (average weightings 4% vs 13%)
Contributors to Performance
•Information Technology - outperformed the Index sector (+60% vs +37%) and overweight (average weighting 15% vs 12%)
-Tokyo Electron (+87%), Hollysys Automation Technologies (+60%), and Samsung Electronics (+42%)
•No exposure in Health Care or Consumer Staples sectors
•Underweight in weaker performing Communication Services sector (average weighting 3% vs 6%)
-Baidu (+4%)
•Banks from the Financial sector - Danske Bank (+42%), DBS Group Holdings (+7%), and DNB Bank (+15%)
-Danske Bank - largest individual contributor
•Other Individual holdings - DiDi Global (+24%), Fila Holdings (+18%), and Teck Resources (+14%)

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2023, unless otherwise noted.
1 The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Selected International Fund Class S versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) over 10 years for an investment made on December 31, 2013
Average Annual Total Return for periods ended December 31, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (05/03/04)	Gross Expense Ratio	Net Expense Ratio
Class S	3.74%	2.27%	1.69%	N/A	1.64%	1.05%
Class D	4.00%	2.54%	2.04%	2.96%	0.97%	0.80%
MSCI ACWI® ex USA	15.62%	7.08%	3.83%	5.69%
The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.
The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Fund Overview
December 31, 2023

Portfolio Composition (% of Fund’s 12/31/23 Net Assets)
Common Stock (U.S.)	82.80%
Common Stock (Foreign)	15.90%
Short-Term Investments	1.51%
Other Assets & Liabilities	(0.21)%
100.00%

Industry Weightings (% of 12/31/23 Stock Holdings)
	Fund	S&P 500®
Banks	20.17%	3.26%
Financial Services	19.19%	7.66%
Information Technology	15.81%	28.86%
Media & Entertainment	13.05%	7.68%
Health Care	8.10%	12.62%
Consumer Discretionary Distribution & Retail	8.08%	5.69%
Insurance	5.57%	2.06%
Capital Goods	3.09%	5.75%
Consumer Services	2.58%	2.17%
Materials	2.44%	2.41%
Transportation	1.16%	1.79%
Food, Beverage & Tobacco	0.76%	2.93%
Energy	–	3.89%
Equity REITs	–	2.36%
Utilities	–	2.34%
Other	–	8.53%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 12/31/23 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	8.57%
Berkshire Hathaway Inc., Class A	Financial Services	7.90%
Wells Fargo & Co.	Banks	7.57%
Capital One Financial Corp.	Consumer Finance	6.65%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	6.56%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	5.37%
JPMorgan Chase & Co.	Banks	4.06%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.89%
Bank of New York Mellon Corp.	Capital Markets	3.64%
Alphabet Inc., Class A	Media & Entertainment	3.34%
New Positions Added (01/01/23-12/31/23)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/23 Net Assets
AGCO Corp.	Capital Goods	10/24/23	0.91%
MGM Resorts International	Consumer Services	07/07/23	2.55%
Positions Closed (01/01/23-12/31/23)

Security	Industry	Date of Final Sale	Realized Gain
Alphabet Inc., Class C	Media & Entertainment	04/13/23	$ 34,039,634

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Fund Overview
December 31, 2023

Portfolio Composition (% of Fund’s 12/31/23 Net Assets)
Common Stock (Foreign)	97.10%
Short-Term Investments	1.75%
Other Assets & Liabilities	1.15%
100.00%

Industry Weightings (% of 12/31/23 Stock Holdings)
	Fund	MSCI ACWI® ex USA
Banks	26.57%	12.88%
Information Technology	20.36%	12.45%
Consumer Discretionary Distribution & Retail	14.95%	2.71%
Insurance	10.05%	4.60%
Financial Services	6.12%	3.73%
Consumer Services	5.19%	1.89%
Transportation	4.36%	2.55%
Consumer Durables & Apparel	4.20%	3.15%
Materials	4.01%	7.98%
Real Estate Management & Development	3.11%	1.25%
Media & Entertainment	1.08%	2.59%
Capital Goods	–	9.36%
Health Care	–	9.28%
Energy	–	5.58%
Food, Beverage & Tobacco	–	4.60%
Other	–	15.40%
	100.00%	100.00%

Country Diversification (% of 12/31/23 Stock Holdings)
China	29.00%
Denmark	13.91%
South Korea	12.49%
Singapore	8.44%
Hong Kong	6.06%
Japan	5.80%
Switzerland	5.24%
South Africa	4.81%
Canada	4.01%
Netherlands	4.00%
Norway	3.62%
Germany	2.02%
United Kingdom	0.60%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 12/31/23 Net Assets)
Danske Bank A/S	13.51%
DBS Group Holdings Ltd.	8.19%
Samsung Electronics Co., Ltd.	7.24%
Hollysys Automation Technologies Ltd.	6.90%
AIA Group Ltd.	5.89%
Tokyo Electron Ltd.	5.63%
Julius Baer Group Ltd.	5.08%
Naspers Ltd. - N	4.67%
DiDi Global Inc., Class A, ADS	4.24%
Fila Holdings Corp.	4.08%

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Fund Overview  - (Continued)
December 31, 2023
New Positions Added (01/01/23-12/31/23)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/23 Net Assets
KE Holdings Inc., Class A, ADR	Real Estate Management & Development	09/20/23	3.02%
Positions Closed (01/01/23-12/31/23)

Security	Industry	Date of Final Sale	Realized Loss
Bank of N.T. Butterfield & Son Ltd.	Banks	11/21/23	$ (822,209)
iQIYI, Inc., Class A, ADR	Media & Entertainment	09/22/23	(1,809,989)

SELECTED FUNDS
Expense Example
As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of short-term trading fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended December 31, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as short-term trading fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (07/01/23-12/31/23)

Selected American Shares
Class S (annualized expense ratio 0.98%**)
Actual	$1,000.00	$1,116.48	$5.23
Hypothetical	$1,000.00	$1,020.27	$4.99
Class D (annualized expense ratio 0.66%**)
Actual	$1,000.00	$1,117.89	$3.52
Hypothetical	$1,000.00	$1,021.88	$3.36

Selected International Fund
Class S (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,008.34	$5.32
Hypothetical	$1,000.00	$1,019.91	$5.35
Class D (annualized expense ratio 0.80%**)
Actual	$1,000.00	$1,010.11	$4.05
Hypothetical	$1,000.00	$1,021.17	$4.08
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
December 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (98.70%)
COMMUNICATION SERVICES – (12.88%)
Media & Entertainment – (12.88%)
Alphabet Inc., Class A *	400,210	$55,905,335
ASAC II L.P. *(a)(b)(c)	1,174,606	1,236,272
IAC Inc. *	284,670	14,911,015
Liberty TripAdvisor Holdings, Inc., Series A *	38,593	32,804
Meta Platforms, Inc., Class A *	405,748	143,618,562
Total Communication Services		215,703,988
CONSUMER DISCRETIONARY – (10.52%)
Consumer Discretionary Distribution & Retail – (7.97%)
Amazon.com, Inc. *	591,950	89,940,883
Coupang, Inc., Class A (South Korea) *	703,179	11,384,468
JD.com, Inc., Class A, ADR (China)	338,761	9,786,805
Naspers Ltd. - N (South Africa)	19,352	3,309,174
Prosus N.V., Class N (Netherlands)	641,002	19,095,510
		133,516,840
Consumer Services – (2.55%)
MGM Resorts International *	955,850	42,707,378
Total Consumer Discretionary		176,224,218
CONSUMER STAPLES – (0.75%)
Food, Beverage & Tobacco – (0.75%)
Darling Ingredients Inc. *	253,330	12,625,967
Total Consumer Staples		12,625,967
FINANCIALS – (44.35%)
Banks – (19.91%)
Danske Bank A/S (Denmark)	1,701,550	45,457,316
DBS Group Holdings Ltd. (Singapore)	1,717,684	43,483,859
JPMorgan Chase & Co.	400,056	68,049,525
U.S. Bancorp	1,150,320	49,785,850
Wells Fargo & Co.	2,575,190	126,750,852
		333,527,402
Financial Services – (18.94%)
Capital Markets – (3.64%)
Bank of New York Mellon Corp.	1,172,595	61,033,570
Consumer Finance – (7.40%)
American Express Co.	67,018	12,555,152
Capital One Financial Corp.	849,275	111,356,938
		123,912,090
Financial Services – (7.90%)
Berkshire Hathaway Inc., Class A *	244	132,400,507
		317,346,167
Insurance – (5.50%)
Life & Health Insurance – (2.20%)
AIA Group Ltd. (Hong Kong)	2,430,980	21,185,655
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	15,684,653
		36,870,308
Property & Casualty Insurance – (3.30%)
Chubb Ltd.	119,961	27,111,186
Loews Corp.	71,884	5,002,408
Markel Group Inc. *	16,248	23,070,535
		55,184,129
		92,054,437
Total Financials		742,928,006
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (8.00%)
Health Care Equipment & Services – (4.11%)
Cigna Group	145,730	$43,638,849
Quest Diagnostics Inc.	182,690	25,189,297
		68,828,146
Pharmaceuticals, Biotechnology & Life Sciences – (3.89%)
Viatris Inc.	6,011,130	65,100,538
Total Health Care		133,928,684
INDUSTRIALS – (4.20%)
Capital Goods – (3.05%)
AGCO Corp.	125,960	15,292,804
Orascom Construction PLC (United Arab Emirates)	346,251	1,125,316
Owens Corning	234,210	34,716,948
		51,135,068
Transportation – (1.15%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	19,215,762
Total Industrials		70,350,830
INFORMATION TECHNOLOGY – (15.60%)
Semiconductors & Semiconductor Equipment – (12.11%)
Applied Materials, Inc.	677,940	109,873,736
Intel Corp.	808,590	40,631,648
Texas Instruments Inc.	306,883	52,311,276
		202,816,660
Software & Services – (1.32%)
Microsoft Corp.	59,020	22,193,881
Technology Hardware & Equipment – (2.17%)
Samsung Electronics Co., Ltd. (South Korea)	596,710	36,370,630
Total Information Technology		261,381,171
MATERIALS – (2.40%)
Teck Resources Ltd., Class B (Canada)	952,970	40,282,042
Total Materials		40,282,042
TOTAL COMMON STOCK – (Identified cost $877,835,615)		1,653,424,906

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.51%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (d)	$11,871,000	$11,871,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (e)	13,473,000	13,473,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $25,344,000)		25,344,000
Total Investments – (100.21%) – (Identified cost $903,179,615)		1,678,768,906
Liabilities Less Other Assets – (0.21%)		(3,535,275)
Net Assets – (100.00%)		$1,675,233,631

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
December 31, 2023
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 12/29/23, repurchase value of $11,878,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 11/20/50-09/20/53, total market value $12,108,420).
(e)
Dated 12/29/23, repurchase value of $13,480,949 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 01/15/24-09/20/73, total market value
$13,742,460).

See Notes to Financial Statements

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
December 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (97.10%)
COMMUNICATION SERVICES – (1.05%)
Media & Entertainment – (1.05%)
Baidu, Inc., Class A, ADR (China) *	4,167	$496,248
Total Communication Services		496,248
CONSUMER DISCRETIONARY – (23.64%)
Consumer Discretionary Distribution & Retail – (14.52%)
Alibaba Group Holding Ltd., ADR (China)	12,510	969,650
Coupang, Inc., Class A (South Korea) *	23,640	382,732
JD.com, Inc., Class A, ADR (China)	50,645	1,463,134
Naspers Ltd. - N (South Africa)	12,884	2,203,152
Prosus N.V., Class N (Netherlands)	61,435	1,830,154
		6,848,822
Consumer Durables & Apparel – (4.08%)
Fila Holdings Corp. (South Korea)	64,009	1,923,401
Consumer Services – (5.04%)
Delivery Hero SE (Germany) *	33,530	925,756
Meituan, Class B (China) *	138,487	1,452,531
		2,378,287
Total Consumer Discretionary		11,150,510
FINANCIALS – (41.49%)
Banks – (25.80%)
Danske Bank A/S (Denmark)	238,582	6,373,775
DBS Group Holdings Ltd. (Singapore)	152,620	3,863,637
DNB Bank ASA (Norway)	77,924	1,656,668
Metro Bank Holdings PLC (United Kingdom) *	584,816	275,811
		12,169,891
Financial Services – (5.93%)
Capital Markets – (5.93%)
Julius Baer Group Ltd. (Switzerland)	42,800	2,399,406
Noah Holdings Ltd., Class A, ADS (China)	29,024	400,821
		2,800,227
Insurance – (9.76%)
Life & Health Insurance – (9.76%)
AIA Group Ltd. (Hong Kong)	318,740	2,777,775
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	403,500	1,826,692
		4,604,467
Total Financials		19,574,585
INDUSTRIALS – (4.24%)
Transportation – (4.24%)
DiDi Global Inc., Class A, ADS (China) *	505,800	1,997,910
Total Industrials		1,997,910
INFORMATION TECHNOLOGY – (19.77%)
Semiconductors & Semiconductor Equipment – (5.63%)
Tokyo Electron Ltd. (Japan)	14,830	2,656,253
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (14.14%)
Hollysys Automation Technologies Ltd. (China) *	123,510	$3,254,488
Samsung Electronics Co., Ltd. (South Korea)	56,050	3,416,356
		6,670,844
Total Information Technology		9,327,097
MATERIALS – (3.89%)
Teck Resources Ltd., Class B (Canada)	43,470	1,837,477
Total Materials		1,837,477
REAL ESTATE – (3.02%)
Real Estate Management & Development – (3.02%)
KE Holdings Inc., Class A, ADR (China) *	87,750	1,422,428
Total Real Estate		1,422,428
TOTAL COMMON STOCK – (Identified cost $42,038,259)		45,806,255

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.75%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (a)	$386,000	$386,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (b)	438,000	438,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $824,000)		824,000
Total Investments – (98.85%) – (Identified cost $42,862,259)		46,630,255
Other Assets Less Liabilities – (1.15%)		544,691
Net Assets – (100.00%)		$47,174,946

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 12/29/23, repurchase value of $386,228 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.50%, 01/15/48-08/01/53, total market value $393,720).
(b)
Dated 12/29/23, repurchase value of $438,258 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 01/15/24-09/20/73, total market value
$446,760).

See Notes to Financial Statements

SELECTED FUNDS
Statements of Assets and Liabilities
At December 31, 2023

	Selected American Shares	Selected International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,678,768,906	$46,630,255
Cash	76,691	3,780
Receivables:
Capital stock sold	78,477	481,284
Dividends and interest	1,010,917	119,200
Prepaid expenses	66,543	2,903
Due from Adviser	–	10,482
Total assets	1,680,001,534	47,247,904

LIABILITIES:
Payables:
Capital stock redeemed	3,485,290	–
Accrued audit fees	30,859	11,045
Accrued custodian fees	179,600	20,800
Accrued distribution service fees	96,535	1,423
Accrued investment advisory fees	804,133	22,615
Accrued transfer agent fees	157,241	9,410
Other accrued expenses	14,245	7,665
Total liabilities	4,767,903	72,958

NET ASSETS	$1,675,233,631	$47,174,946

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$54,680,914	$1,141,715

Additional paid-in capital	809,837,360	46,674,146

Distributable earnings (losses)	810,715,357	(640,915)
Net Assets	$1,675,233,631	$47,174,946

*Including:
Cost of investments	$903,179,615	$42,862,259

CLASS S SHARES:
Net assets	$434,943,313	$4,938,711
Shares outstanding	11,381,153	480,357
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$38.22	$10.28

CLASS D SHARES:
Net assets	$1,240,290,318	$42,236,235
Shares outstanding	32,363,578	4,086,504
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$38.32	$10.34
See Notes to Financial Statements

SELECTED FUNDS
Statements of Operations
For the year ended December 31, 2023

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$28,042,794	$1,217,131
Interest	578,090	37,231
Net securities lending fees	–	4,014
Total income	28,620,884	1,258,376

Expenses:
Investment advisory fees (Note 3)	8,469,627	262,310
Custodian fees	342,885	44,672
Transfer agent fees:
Class S	493,558	26,087
Class D	562,019	32,448
Audit fees	72,162	26,106
Legal fees	39,834	8,544
Reports to shareholders	57,767	4,364
Directors’ fees and expenses	364,592	14,745
Registration and filing fees	56,783	43,733
Miscellaneous	88,319	22,648
Distribution service fees (Note 3):
Class S	1,025,637	13,298
Total expenses	11,573,183	498,955
Reimbursement/waiver of expenses by Adviser (Note 3):
Class S	–	(31,173)
Class D	–	(72,916)
Net expenses	11,573,183	394,866
Net investment income	17,047,701	863,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	144,925,251	(2,802,097)
Foreign currency transactions	(88,810)	(4,184)
Net realized gain (loss)	144,836,441	(2,806,281)
Net change in unrealized appreciation (depreciation)	273,170,789	3,754,492
Net realized and unrealized gain on investments and foreign currency transactions	418,007,230	948,211
Net increase in net assets resulting from operations	$435,054,931	$1,811,721

*Net of foreign taxes withheld of	$560,836	$123,175
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2023

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$17,047,701	$863,510

Net realized gain (loss) from investments and foreign currency transactions	144,836,441	(2,806,281)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	273,170,789	3,754,492
Net increase in net assets resulting from operations	435,054,931	1,811,721

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(33,046,093)	(75,225)
Class D	(95,923,689)	(741,655)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(28,257,211)	(479,369)
Class D	(6,026,608)	(910,516)

Total increase (decrease) in net assets	271,801,330	(395,044)

NET ASSETS:
Beginning of year	1,403,432,301	47,569,990
End of year	$1,675,233,631	$47,174,946
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2022

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$15,193,664	$724,303

Net realized gain from investments and foreign currency transactions	64,245,943	89,329

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(467,971,748)	(6,337,598)
Net decrease in net assets resulting from operations	(388,532,141)	(5,523,966)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(30,056,295)	(153,981)
Class D	(81,862,276)	(1,299,841)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(38,670,757)	(512,903)
Class D	(39,710,215)	(4,642,810)

Total decrease in net assets	(578,831,684)	(12,133,501)

NET ASSETS:
Beginning of year	1,982,263,985	59,703,491
End of year	$1,403,432,301	$47,569,990
See Notes to Financial Statements

SELECTED FUNDS
Notes to Financial Statements
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.
Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.
An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate.
Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Effective April 30, 2024, the short term trading fee for Selected International Fund is eliminated.
Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of December 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$214,467,716	$496,248
Consumer Discretionary	176,224,218	11,150,510
Consumer Staples	12,625,967	–
Financials	742,928,006	19,574,585
Health Care	133,928,684	–
Industrials	70,350,830	1,997,910
Information Technology	261,381,171	9,327,097
Materials	40,282,042	1,837,477
Real Estate	–	1,422,428
Total Level 1	1,652,188,634	45,806,255
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	25,344,000	824,000
Total Level 2	25,344,000	824,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,236,272	–
Total Level 3	1,236,272	–
Total Investments	$1,678,768,906	$46,630,255
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2023 was $93,263 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2023
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	$–	$–	$93,263	$–	$–	$–	$1,236,272
Total Level 3	$1,143,009	$–	$–	$93,263	$–	$–	$–	$1,236,272
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$1,236,272
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2023, there were no forward currency contracts entered into by the Funds.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Selected International Fund
Character
Short-term	$–
Long-term	2,929,866
Total	$2,929,866
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At December 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$907,234,010	$44,475,042

Unrealized appreciation	858,578,612	8,216,818
Unrealized depreciation	(87,043,716)	(6,061,605)
Net unrealized appreciation	$771,534,896	$2,155,213
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
During the year ended December 31, 2023, amounts have been reclassified to reflect increases (decreases) as follows:

	Selected American Shares	Selected International Fund
Additional paid-in capital	$4,967,939	$–
Distributable earnings	(4,967,939)	–
The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Selected American Shares
2023	$37,035,247	$91,934,535	$128,969,782
2022	16,256,608	95,661,963	111,918,571
Selected International Fund
2023	816,880	–	816,880
2022	300,107	1,153,715	1,453,822
As of December 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

	Selected American Shares	Selected International Fund

Undistributed ordinary income	$3,196,010	$164,118

Undistributed long-term capital gain	37,543,391	–

Accumulated net realized losses from investments	–	(2,929,866)

Net unrealized appreciation on investments and foreign currency transactions	771,529,341	2,157,388

Other temporary differences	(1,553,385)	(32,555)
Total	$810,715,357	$(640,915)
Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Directors Fees and Expenses - (Continued)
eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2023 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$131,949,761	$4,318,643
Proceeds from sales	284,652,272	5,224,454
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of December 31, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected International Fund
33%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the year ended December 31, 2023 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%) until May 1, 2024. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of Advisory fees for a 12-month period and will temporarily waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.00%, and Class D shares, 0.75%) until January 31, 2025. After that date, there is no assurance that the Adviser will continue to cap expenses. During the year ended December 31, 2023, such reimbursements for Class S and Class D of Selected International Fund amounted to $31,173 and $72,916, respectively, and are not subject to future recoupment.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser during the year ended December 31, 2023 were $143,457 and $12,624 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the year ended December 31, 2023, Selected American Shares and Selected International Fund incurred distribution service fees totaling $1,025,637 and $13,298, respectively.
There are no distribution service fees for the Funds’ Class D shares.
NOTE 4 - CAPITAL STOCK
At December 31, 2023, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

		Year ended December 31, 2023
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares:	Class S	156,302	912,052	(1,875,121)	(806,767)
	Class D	551,315	2,490,828	(3,237,802)	(195,659)
Value:	Class S	$5,584,988	$32,631,329	$(66,473,528)	$(28,257,211)
	Class D	19,522,331	89,369,327	(114,918,266)	(6,026,608)
Selected International Fund
Shares:	Class S	39,861	7,608	(96,719)	(49,250)
	Class D	67,395	73,065	(225,272)	(84,812)
Value:	Class S	$432,834	$74,259	$(986,462)	$(479,369)
	Class D	701,470	716,770	(2,328,756)	(910,516)

*	Selected International Fund: net of short-term trading fees amounting to $10 for Class S.

		Year ended December 31, 2022
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares:	Class S	126,624	926,596	(2,094,599)	(1,041,379)
	Class D	503,705	2,379,902	(3,829,465)	(945,858)
Value:	Class S	$4,436,094	$29,681,454	$(72,788,305)	$(38,670,757)
	Class D	18,150,830	76,416,622	(134,277,667)	(39,710,215)
Selected International Fund
Shares:	Class S	22,289	14,972	(89,876)	(52,615)
	Class D	97,783	123,462	(628,561)	(407,316)
Value:	Class S	$223,276	$152,113	$(888,292)	$(512,903)
	Class D	973,435	1,260,551	(6,876,796)	(4,642,810)

*	Selected International Fund: net of short-term trading fees amounting to $5 for Class S.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2023, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Selected American Shares amounted to $1,236,272 or 0.07% of the Fund’s net assets as of December 31, 2023. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2023
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.0000	$1.0525

SELECTED FUNDS
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2023	$31.31	$0.31	$9.55	$9.86
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Year ended December 31, 2019	$29.94	$0.19	$8.97	$9.16
Selected American Shares Class D:
Year ended December 31, 2023	$31.38	$0.42	$9.58	$10.00
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Year ended December 31, 2019	$29.99	$0.30	$8.99	$9.29
Selected International Fund Class S:
Year ended December 31, 2023	$10.07	$0.17	$0.20	$0.37
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Year ended December 31, 2019	$10.45	$0.04	$2.77	$2.81
Selected International Fund Class D:
Year ended December 31, 2023	$10.13	$0.19	$0.21	$0.40
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65
Year ended December 31, 2019	$10.50	$0.06	$2.80	$2.86

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.33)	$(2.62)	$–	$(2.95)	$38.22	32.33%	$435	0.99%	0.99%	0.87%	9%
$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%
$(0.41)	$(1.47)	$–	$(1.88)	$37.22	31.15%	$656	0.98%	0.98%	0.56%	11%

$(0.44)	$(2.62)	$–	$(3.06)	$38.32	32.76%	$1,240	0.67%	0.67%	1.19%	9%
$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%
$(0.52)	$(1.47)	$–	$(1.99)	$37.29	31.57%	$1,264	0.66%	0.66%	0.88%	11%

$(0.16)	$–	$–	$(0.16)	$10.28	3.74%	$5	1.64%	1.05%	1.59%	9%
$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%
$(0.34)	$(0.36)	$–	$(0.70)	$12.56	27.15%	$7	1.50%	1.15%	0.27%	9%

$(0.19)	$–	$–	$(0.19)	$10.34	4.00%	$42	0.97%	0.80%	1.84%	9%
$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%
$(0.38)	$(0.36)	$–	$(0.74)	$12.62	27.45%	$61	0.90%	0.90%	0.52%	9%

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

SELECTED FUNDS
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Selected American Shares, Inc. and Selected International Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc. and Selected International Fund, Inc. (the “Funds”), including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Selected Funds investment companies since 1998.
Minneapolis, Minnesota
February 20, 2024

SELECTED FUNDS
Federal Income Tax Information (Unaudited)
In early 2024, shareholders received information regarding all dividends and distributions paid to them by the Funds during the calendar year 2023. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2023 with their 2023 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the calendar year ended December 31, 2023, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Selected American Shares	Selected International Fund

Income dividends*	$37,035,247	$916,484
Income qualifying for corporate dividends-received deduction	$19,008,412 51%	$–
Qualified dividend income	$23,560,897 64%	$875,357 96%
Long-term capital gain distributions**	$91,934,535	$–

*	Includes foreign tax credit pass-through, if applicable.
**
Selected American Shares paid long-term capital gain distributions in the amount of $91,934,535. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $96,902,474.

Pursuant to Section 853 of the Internal Revenue Code, the Selected International Fund designates $99,604 as foreign taxes paid during the year ended December 31, 2023. During the year ended December 31, 2023, the Fund received foreign sourced income of $1,340,305. The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

SELECTED FUNDS
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Selected Funds by phone at 1-800-243-1575. Your instructions will become effective within 30 days of your notice to the Funds.

SELECTED FUNDS
Tailored Shareholder Report
Beginning in July 2024, as required by regulations adopted by the SEC, the Funds will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.
There is no action needed on your part:
•
If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.
•
If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.
Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

SELECTED FUNDS
Directors and Officers
For the purpose of their service as Directors to the Selected Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. After turning 75, each Director will be annually reviewed by the Independent Directors, and a majority of the Independent Directors (with such Director abstaining) may request such Director’s resignation as of the last business day of the year. Subject to further exceptions and exemptions that may be granted by the Independent Directors, Directors must retire from the Board and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 80.
Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Francisco L. Borges (11/17/51) Director since 2006	Partner and Co-Head, Ares Management Corp. (global alternative investment manager) since 2021; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	3
Chairman and Trustee, John S. and James L. Knight
Foundation; Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance business); Trustee,
Millbrook School; Trustee, Clipper Funds Trust
(consisting of one portfolio); Director, Hartford
HealthCare (healthcare network).

Lawrence E. Harris (09/16/56) Director since 2015	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Trustee, Clipper Funds Trust (consisting of one portfolio).

Katherine L. MacWilliams (01/19/56) Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company).	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

James J. McMonagle (10/01/44) Director since 1990 Chairman since 1997	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Chairman/Trustee, Clipper Funds Trust (consisting of one portfolio).

Richard O’Brien (09/12/45) Director since 1996	Retired; Corporate Economist, HP Inc.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1998	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio).

Christopher C. Davis (07/13/65) Director since 1998	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Davis Funds (consisting of 13 portfolios);
Trustee, Clipper Funds Trust (consisting of one
portfolio); Lead Independent Director, Graham
Holdings Company (educational and media company);
Director, The Coca-Cola Company (beverage
company); Director, Berkshire Hathaway Inc.
(financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Selected Funds officer since 2021). Vice President and Secretary of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Selected Funds officer since 2023). Vice President and Chief Compliance Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

SELECTED FUNDS
Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Congress Street, Suite 1
Boston, Massachusetts 02114
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Selected Funds
P.O. Box 219662
Kansas City, Missouri 64121-9662
Overnight Address:
430 West 7th Street, Suite 219662
Kansas City, Missouri 64105-1407
Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Selected Funds, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-243-1575 and on the Funds' website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.selectedfunds.com.

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SF_AR_2023

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees. The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2023 and December 31, 2022 were $26,106 and $24,516, respectively.

(b)
Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2023 and December 31, 2022 were $0 and $0, respectively.

(c)
Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2023 and December 31, 2022 were $9,811 and $9,464, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2023 and December 31, 2022 were $0 and $2,350, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-1 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2023 and December 31, 2022.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 20, 2024

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 20, 2024